Schedule of operating and finance leases assets and liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating lease assets, net	$ 37,981	$ 16,603
Finance lease assets, net	15,432	40,454
Operating lease liabilities – current	24,437	9,223
Operating lease liabilities – noncurrent	14,301	7,564
Operating lease liabilities – total	38,738	16,787
Finance lease liabilities – current	11,979	11,053
Finance lease liabilities – noncurrent	53,658	56,559
Finance lease liabilities – total	$ 65,637	$ 67,612